CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income (loss)	$ 93	$ (127)	$ (134)
Adjusted for the following items:
Equity accounted earnings, net of distributions	(1)	(1)	(18)
Impairment expense, net	0	0	131
Depreciation and amortization expense	603	585	520
Gain on acquisitions/dispositions, net	0	(55)	(13)
Provisions and other items	81	189	28
Deferred income tax expense (recovery)	(45)	(41)	(68)
Changes in non-cash working capital, net	(113)	(36)	307
Cash from operating activities	618	514	753
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	484	1,103	4,402
Repayment of non-recourse borrowings in subsidiaries of the company	(296)	(1,105)	(1,029)
Proceeds from other financing	57	55	0
Repayment of other financing	(114)	(100)	(42)
Lease liability repayment	(94)	(71)	(67)
Capital provided by others who have interests in operating subsidiaries	0	111	751
Capital paid to others who have interests in operating subsidiaries	0	0	(10)
Distributions to others who have interests in operating subsidiaries	(41)	(255)	(324)
Contributions provided from (distributions to) parent	18	(31)	(120)
Cash from (used in) financing activities	14	(293)	3,561
Acquisitions
Subsidiaries, net of cash acquired	(7)	(23)	(4,320)
Property, plant and equipment and intangible assets	(728)	(477)	(407)
Financial assets and other	0	(2)	(6)
Equity accounted investments	(2)	0	0
Dispositions
Subsidiaries, net of cash disposed	0	372	209
Property, plant and equipment and intangible assets	9	9	21
Financial assets and other	7	1	206
Net settlement of hedges	1	120	0
Restricted cash and deposits	242	(235)	167
Cash (used in) investing activities	(478)	(235)	(4,130)
Cash and cash equivalents
Change during the period	154	(14)	184
Impact of foreign exchange	(37)	(1)	(9)
Supplemental cash flow information
Net change in cash reclassified as assets held for sale	0	0	(57)
Balance, beginning of year	777	792	674
Balance, end of year	$ 894	$ 777	$ 792